Tax on Profit on Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands		12 Months Ended
	Apr. 01, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation		£ 24,650	£ 21,700	£ 20,831
Profit on ordinary activities at UK statutory rate		4,684	4,286	4,167
Differences in overseas tax rates		(359)	(219)	(372)
Impact of share based compensation		150	56	100
Utilisation of previously unrecognised tax losses		(2)	(2)	(31)
Other permanent differences		1,030	258	239
Adjustments related to prior periods		(73)	292	7
Tax on unremitted earnings/witholding tax on dividends		185	197	0
Impact of rate change on deferred tax		60	0	15
Total tax		£ 5,675	£ 4,868	£ 4,125
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	19.00%	19.00%	19.80%	20.00%
Differences in overseas tax rates		(1.50%)	(1.00%)	(1.80%)
Impact of share based compensation		0.60%	0.20%	0.50%
Utilisation of previously unrecognised tax losses		0.00%	0.00%	(0.10%)
Other permanent differences		4.20%	1.20%	1.10%
Adjustments related to prior periods		(0.30%)	1.30%	0.00%
Tax on unremitted earnings/witholding tax on dividends		0.80%	0.90%	(0.00%)
Impact of rate change on deferred tax		0.20%	0.00%	0.10%
Total		23.00%	22.40%	19.80%